CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Condensed Consolidating Balance Sheets [Abstract]
Preferred stock, par value (in dollars per share)	$ 1.00	$ 1.00
Statement [Line Items]
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.125	$ 0.125
Common stock, shares authorized (in shares)	150,000,000	150,000,000
Common stock, shares issued (in shares)	127,583,625	127,577,530
Treasury shares (in shares)	3,441,571	3,996,465
Series A Junior Preferred Stock [Member]
Statement [Line Items]
Preferred stock, shares authorized (in shares)	1,500,000	1,500,000